Note 3 - Use of Accounting Assumptions, Estimates and Judgements	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]
3	Use of accounting assumptions, estimates and judgements

In preparing these unaudited condensed consolidated interim financial statements, management has made accounting assumptions, estimates and judgements that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Changes in estimates are recognised prospectively. Key accounting assumptions, estimates and judgements applied in the preparation of the unaudited condensed consolidated interim annual financial statements are consistent with those applied in the preparation of the audited annual consolidated financial statements for the year ended December 31, 2023.